SUPPLEMENTAL CASH FLOW INFORMATION (Details Narrative) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Silver Purchase Agreement [Member]
Statement [Line Items]
Shares issued in connection with acquisitions		287,300
Shares issued in connection with acquisitions value		$ 0
Initial recognition amount		$ 5,631,000
Auteco Earn-In Agreement [Member]
Statement [Line Items]
Shares issued in connection with acquisitions		100,000,000
Shares issued in connection with acquisitions value		$ 6,720,000
Initial recognition amount		$ 8,640,000
Turquoise Canyon Project [Member]
Statement [Line Items]
Shares issued in connection with acquisitions	1,544,944
Shares issued in connection with acquisitions value	$ 0
Initial recognition amount	$ 110,000
Big Ridge Earn-In Agreement [Member]
Statement [Line Items]
Shares issued in connection with acquisitions	15,000,000
Shares issued in connection with acquisitions value	$ 0
Initial recognition amount	$ 2,175,000
Duparquet [Member]
Statement [Line Items]
Shares issued in connection with acquisitions	79,164,460
Shares issued in connection with acquisitions value	$ 17,391,000
Mineral Properties [Member]
Statement [Line Items]
Shares issued in connection with acquisitions	4,708,127	1,107,035
Shares issued in connection with acquisitions value	$ 1,250,000	$ 385,000